New Accounting Standards	12 Months Ended
Oct. 31, 2011
New Accounting Standards [Abstract]
New Accounting Standards

(18) New Accounting Standards

In December 2007, the FASB issued Accounting Standards Codification 810-10, Consolidation ("ASC 810-10"). ASC 810-10 establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The statement requires consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest. It also requires disclosure on the face of the consolidated statement of income, of the amounts of consolidated net income attributable to the parent and to the noncontrolling interest. In addition, this statement establishes a single method of accounting for changes in a parent's ownership interest in a subsidiary that do not result in deconsolidation and requires that a parent recognize a gain or loss in net income when a subsidiary is deconsolidated. The adoption of ASC 810-10, effective November 1, 2009, did not have a material impact on the Company's results of operations, financial position or liquidity. However, the Company has disclosed on the face of the consolidated statements of operations for the years ended October 31, 2011 and 2010, the amount of consolidated net loss attributable to the noncontrolling interest associated with Centric Solutions. Similar disclosure has also been reflected on the face of the consolidated balance sheets as of October 31, 2011 and 2010, the consolidated statements of shareholders' equity for the years ended October 31, 2011 and 2010 and in certain notes to the consolidated financial statements. This statement now requires that the noncontrolling interest continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance. In contrast, prior to the adoption of ASC 810-10, the minority interest's share of losses attributable to Centric Solutions LLC was required to be charged against the Company's majority interest thereby resulting in a zero minority interest balance prior to November 1, 2009. As a result, there are no noncontrolling interest amounts to retrospectively reclassify to equity on the consolidated balance sheets or net loss attributable to noncontrolling interest on the consolidated statements of operations for any periods presented prior to November 1, 2009 upon the Company's adoption of ASC 810-10.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. ASU 2011-04 is to be applied prospectively upon adoption and is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 is not expected to have any impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

There are no other new accounting standards issued, but not yet adopted by the Company, which are expected to materially impact the Company's financial position, operating results or financial statement disclosures.